As filed with the Securities and Exchange Commission on March 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

PIC Small Cap Growth Fund
TS at JaUnaudited)
SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 98.2%

Aerospace & Defense: 2.9%
49,100	Applied Signal Technology, Inc.	$1,446,977
42,000	Esterline Technologies Corp.*	1,260,420
57,706	Flir Systems, Inc.*	3,517,181
92,850	Hexcel Corp.*	1,367,680
		7,592,258

Air Freight & Couriers: 1.5%
58,250	UTI Worldwide, Inc. #	4,012,260

Banks: 4.2%
32,400	Main Street Banks, Inc.*	1,057,212
112,008	Southwest Bancorporation Of Texas, Inc.	2,214,398
53,800	Texas Capital Bancshares, Inc.*	1,275,598
53,432	UCBH Holdings, Inc.	2,354,748
34,100	Westcorp, Inc.	1,553,937
44,222	Wintrust Financial Corp.	2,453,437
		10,909,330

Biotechnology: 1.1%
116,850	Protein Design Labs, Inc.*	2,356,864
34,700	Tanox, Inc.*	411,889
		2,768,753

Chemicals: 2.2%
85,600	Headwaters, Inc.*	2,722,080
26,000	Minerals Technologies, Inc.	1,624,480
56,300	Symyx Technologies, Inc.*	1,460,985
		5,807,545

Commercial Services & Supplies: 8.2%
65,367	Anteon International Corp.*	2,243,395
47,050	Charles River Associates, Inc.*	2,044,793
61,352	CoStar Group, Inc.*	2,635,068
94,334	Education Management Corp.*	3,013,028
124,600	Navigant Consulting, Inc.*	2,981,678
43,904	Resources Connection, Inc.*	2,239,543
43,900	SRA International, Inc. - Class A*	2,437,767
25,400	Strayer Education, Inc.	2,726,690
29,600	Universal Technical Institute, Inc.*	1,083,360
		21,405,322

Communications Equipment: 3.0%
59,200	Avocent Corp.*	2,161,392
63,600	F5 Networks, Inc.*	3,048,984
144,105	Tekelec*	2,629,916
		7,840,292

Computer Storage & Peripherals: 1.9%
32,100	Avid Technology, Inc.*	2,023,905
373,400	Brocade Communications Systems, Inc.*	2,315,080
38,900	Novatel Wireless, Inc.*	464,855
		4,803,840

Construction & Engineering: 1.5%
104,400	Chicago Bridge & Iron Co. - ADR	3,946,320

Diversified Financial Services: 3.0%
74,600	Alliance Data Systems Corp.*	3,239,132
72,700	Euronet Worldwide, Inc.*	1,748,435
61,900	iPayment, Inc.*	2,906,824
		7,894,391

Diversified Financials: 0.8%
31,600	National Financial Partners Corp.	1,234,612
54,300	Primus Guaranty Ltd. *#	814,500
		2,049,112

Electrical Equipment: 1.3%
165,600	Power-One Inc.*	1,230,408
37,900	Roper Industries, Inc.	2,200,474
		3,430,882

Electronic Equipment & Instruments: 4.7%
111,000	Aeroflex, Inc.*	1,067,820
55,695	Argon ST, Inc.*	1,818,999
56,000	Benchmark Electronics, Inc.*	1,790,320
79,400	Cherokee International Corp.*	666,960
10,800	Cogent, Inc.*	327,240
103,600	FARO Technologies, Inc.*	2,987,824
99,450	Trimble Navigation, Ltd.*	3,536,442
		12,195,605

Energy Equipment & Services: 3.1%
125,600	KFx, Inc.*	1,747,096
122,300	Superior Energy Services*	1,947,016
52,500	Unit Corp.*	1,918,350
113,500	W-H Energy Services, Inc.*	2,565,100
		8,177,562

Food & Drug Retailing: 1.3%
110,450	United Natural Foods, Inc.*	3,491,325

Health Care Equipment & Supplies: 5.4%
12,700	Foxhollow Technologies, Inc.*	358,140
94,500	I-Flow Corp.*	1,659,420
71,013	Immucor, Inc.*	2,173,708
77,200	Intuitive Surgical, Inc.*	3,080,280
99,800	Merit Medical Systems, Inc.*	1,415,164
45,200	Ventana Medical Systems, Inc.*	3,041,056
36,700	Wright Medical Group, Inc.*	1,007,415
39,739	Zoll Medical Corp.*	1,295,491
		14,030,674

Health Care Providers & Services: 7.5%
92,000	America Service Group, Inc.*	2,523,560
98,300	American Healthways, Inc.*	3,064,994
69,200	AMERIGROUP Corp.*	2,844,812
65,900	HealthExtras, Inc.*	1,016,837
14,000	Matria Healthcare, Inc.*	642,180
27,500	Pediatrix Medical Group, Inc.*	1,836,725
62,100	Radiation Therapy Services, Inc.*	1,119,663
67,099	United Surgical Partners International, Inc.*	2,643,030
135,746	VCA Antech, Inc.*	2,518,088
38,300	WellCare Health Plans, Inc.*	1,348,160
		19,558,049

Hotels, Restaurants & Leisure: 6.6%
37,350	Ctrip.com International Ltd. - ADR*	1,538,783
62,800	Gaylord Entertainment Co.*	2,464,900
11,400	Great Wolf Resorts, Inc.*	239,058
38,700	Life Time Fitness, Inc.*	1,012,005
25,050	Penn National Gaming, Inc.*	1,643,030
19,942	P.F. Chang's China Bistro, Inc.*	1,108,576
27,610	RARE Hospitality International, Inc.*	869,715
48,200	Red Robin Gourmet Burgers, Inc.*	2,277,450
57,592	Station Casinos, Inc.	3,541,908
85,700	WMS Industries, Inc.*	2,685,838
		17,381,263

Industrials: 0.5%
28,800	ASV, Inc.*	1,154,880

Insurance: 0.1%
10,900	National Interstate Corp.*	169,495

Internet Software & Services: 3.8%
80,700	Ariba, Inc.*	1,120,116
66,300	Ask Jeeves, Inc.*	1,880,268
94,900	Equinix, Inc. *	3,980,106
33,200	InfoSpace, Inc.*	1,567,372
5,300	Marchex, Inc. - Class B*	95,453
111,700	Motive, Inc.*	1,176,201
		9,819,516

IT Consulting & Services: 1.4%
48,600	CACI International, Inc. - Class A*	2,534,490
62,200	Infocrossing, Inc.*	1,118,978
		3,653,468

Machinery: 2.8%
27,400	Actuant Corp. - Class A*	1,431,650
25,750	Bucyrus International, Inc.	945,025
93,250	Joy Global, Inc.	2,604,472
51,500	Terex Corp.*	2,217,075
		7,198,222

Media: 0.8%
51,303	Cumulus Media, Inc. - Class A*	710,034
142,763	Spanish Broadcasting System - Class A*	1,466,890
		2,176,924

Metals & Mining: 1.0%
56,400	Foundation Coal Holdings, Inc.*	1,237,980
38,400	Steel Dynamics, Inc.	1,451,520
		2,689,500

Oil & Gas: 2.2%
57,400	ATP Oil & Gas Corp.*	1,142,260
71,500	Delta Petroleum Corp.*	1,049,620
35,500	Denbury Resources, Inc.*	1,036,600
43,100	Plains Exploration & Production Co.*	1,240,418
25,900	Southwestern Energy Co.*	1,328,670
		5,797,568

Personal Products: 0.7%
49,500	Chattem, Inc.*	1,785,465

Pharmaceuticals: 1.6%
23,800	American Pharmaceutical Partners, Inc.*	1,178,100
41,500	Bradley Pharmaceuticals, Inc.*	597,185
63,877	K-V Pharmaceutical Co. - Class A*	1,312,672
34,102	The Medicines Co.*	938,146
		4,026,103

Semiconductor Equipment: 2.2%
37,021	Cymer, Inc.*	981,797
37,200	FEI Co.*	749,952
123,100	Silicon Image, Inc.*	1,466,121
93,800	Skyworks Solutions, Inc.	711,942
44,000	Tessera Technologies, Inc.*	1,711,600
		5,621,412

Semiconductors: 2.3%
54,700	Integrated Circuit Systems, Inc.*	1,039,300
152,500	Microsemi Corp.*	2,353,075
91,700	OmniVision Technologies, Inc.*	1,488,291
118,200	Pixelworks, Inc.*	1,109,898
		5,990,564

Software: 5.5%
48,200	Altiris, Inc.*	1,566,982
42,074	FileNet Corp.*	940,354
100,700	Macromedia, Inc.*	3,447,968
59,000	Open Solutions, Inc.*	1,287,380
47,200	Salesforce.com, Inc.*	646,640
85,500	Sonic Solutions*	1,522,755
90,900	SS&C Technologies, Inc.	1,987,983
271,550	TIBCO Software, Inc.*	2,984,335
		14,384,397

Specialty Retail: 4.6%
116,930	Aaron Rents, Inc.	2,483,593
71,850	Aeropostale, Inc.*	1,996,711
38,900	Build-A-Bear Workshop, Inc.*	1,211,346
36,400	Guitar Center, Inc.*	2,083,900
35,000	HOT Topic, Inc.*	678,300
23,500	Pacific Sunwear of California, Inc.*	575,515
41,000	Tractor Supply Co.*	1,467,800
34,200	Urban Outfitters, Inc.*	1,438,794
		11,935,959

Textiles, Apparel & Luxury Goods: 1.9%
52,000	Fossil, Inc.*	1,450,800
118,796	Quicksilver, Inc.*	3,548,437
		4,999,237

Thrifts & Mortgage Finance: 0.8%
66,286	BankUnited Financial Corp. - Class A*	1,934,225

Trading Companies & Distributors: 1.4%
104,200	MSC Industrial Direct Co., Inc. - Class A	3,607,404

Trucking: 1.4%
61,100	Genesee & Wyoming, Inc.*	1,543,386
104,362	Old Dominion Freight Line, Inc.*	3,689,197
		5,232,583

Wireless Telecommunications: 3.0%
7,800	Arbinet Thexchange, Inc.*	190,320
89,950	NII Holdings, Inc. - Class B*	4,839,310
74,800	Western Wireless Corp. - Class A*	2,825,944
		7,855,574

TOTAL COMMON STOCKS
(cost $181,648,131)		257,327,279

MONEY MARKET INVESTMENTS: 1.7%

2,204,336	SEI Daily Income Treasury Fund	2,204,336
2,220,477	SEI Daily Income Trust Government Fund	2,220,477
		4,424,813

TOTAL MONEY MARKET INVESTMENTS
(cost $4,424,813)		4,424,813

TOTAL INVESTMENTS IN SECURITIES (Cost $186,072,944): 99.9%		261,752,092
Other Assets in Excess of Liabilities: 0.1%		231,101
NET ASSETS: 100.0%		$261,983,193

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	American Depositary Receipt

PIC Flexible Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 100.2%

Aerospace & Defense: 1.4%
805	Rockwell Collins, Inc.	$34,534

Air Freight & Couriers: 1.4%
770	J.B. Hunt Transport Services, Inc.	33,972

Automobiles & Motorcycles: 1.9%
765	Harley-Davidson, Inc.	45,984

Banks: 1.8%
755	Commerce Bancorp, Inc.	43,443

Biotechnology: 4.2%
1,390	Genentech, Inc.*	66,317
1,160	Gilead Sciences, Inc.*	38,396
		104,713

Chemicals: 2.0%
890	Monsanto Co.	48,176

Commercial Services & Supplies: 3.9%
1,238	Apollo Group, Inc. - Class A*	96,799

Communications Equipment: 4.2%
4,370	Cisco Systems, Inc.*	78,835
670	QUALCOMM, Inc.	24,951
		103,786

Consumer Finance: 6.5%
935	Capital One Financial Corp.	73,192
1,735	SLM Corp.	87,080
		160,272

Electronic Equipment & Instruments: 0.9%
3,665	Sanmina-SCI Corp.*	22,650

Energy Equipment & Services: 5.3%
1,015	BJ Services Co.	48,771
710	Nabors Industries Ltd.*#	35,784
795	Smith International, Inc.*	47,064
		131,619

Food & Drug Retailing: 2.1%
1,145	CVS Corp.	53,071

Healthcare Equipment & Supplies: 11.7%
785	Alcon, Inc.#	62,172
805	Guidant Corp.	58,354
2,690	St. Jude Medical, Inc.*	105,663
790	Zimmer Holdings, Inc.*	62,291
		288,480

Healthcare Providers & Services: 6.4%
1,775	UnitedHealth Group, Inc.	157,797

Hotels, Restaurants & Leisure: 1.7%
740	Carnival Corp.#	42,624

Household Durables: 1.9%
695	Pulte Homes, Inc.	45,925

Industrial Conglomerates: 2.1%
1,470	Tyco International Ltd.#	53,126

Internet Software & Services: 2.1%
1,495	Yahoo!, Inc.*	52,639

Investment Banking: 2.2%
505	Goldman Sachs Group, Inc.	54,464

IT Consulting & Services: 5.4%
2,580	Cognizant Technology Solutions Corp.*	97,782
1,155	Paychex, Inc.	35,216
		132,998

Media: 2.4%
1,935	EchoStar Communications Corp. - Class A*	59,037

Multiline Retail: 2.1%
1,080	Kohl's Corp.*	50,771

Pharmaceuticals: 9.2%
1,775	Forest Laboratories, Inc. - Class A*	73,716
770	Johnson & Johnson	49,819
3,600	Teva Pharmaceutical Industries, Ltd. - ADR	103,428
		226,963

Semiconductors: 1.7%
1,290	Broadcom Corp. - Class A*	41,061

Software: 6.2%
1,090	Cognos, Inc.*#	45,093
2,085	SAP AG - ADR	80,731
1,155	Symantec Corp.*	26,969
		152,793

Specialty Retail: 3.1%
1,330	Lowe's Companies, Inc.	75,797

Textiles, Apparel & Luxury Goods: 1.8%
1,125	Polo Ralph Lauren Corp.	43,819

Thrifts & Mortgage Finance: 4.6%
3,080	Countrywide Financial Corp.	113,960

TOTAL COMMON STOCKS
(cost $2,341,753)		2,471,273

MONEY MARKET INVESTMENTS: 2.9%

35,485	SEI Daily Income Treasury Fund	35,485
35,486	SEI Daily Income Trust Government Fund	35,486
		70,971
TOTAL MONEY MARKET INVESTMENTS
(cost $70,971)		70,971

TOTAL INVESTMENTS IN SECURITIES (Cost $2,412,724): 103.1%		2,542,244
Liabilities in Excess of Other Assets: (3.1%)		(74,961)
NET ASSETS: 100.0%		$2,467,283

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	American Depositary Receipt

PIC Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 97.8%

Aerospace & Defense: 2.0%
4,150	Rockwell Collins, Inc.	$178,035

Air Freight & Couriers: 1.3%
2,650	J.B. Hunt Transport Services, Inc.	116,918

Automobiles & Motorcycles: 1.7%
2,550	Harley-Davidson, Inc.	153,280

Banks: 1.7%
2,650	Commerce Bancorp, Inc.	152,481

Biotechnology: 4.2%
4,950	Genentech, Inc.*	236,164
4,100	Gilead Sciences, Inc.*	135,710
		371,874

Chemicals: 1.7%
2,850	Monsanto Co.	154,270

Commercial Services & Supplies: 3.6%
4,080	Apollo Group, Inc. - Class A*	319,015

Communications Equipment: 4.7%
18,100	Cisco Systems, Inc.*	326,524
2,400	QUALCOMM, Inc.	89,376
		415,900

Consumer Finance: 6.3%
3,150	Capital One Financial Corp.	246,582
6,250	SLM Corp.	313,687
		560,269

Electronic Equipment & Instruments: 0.9%
12,600	Sanmina-SCI Corp.*	77,868

Energy Equipment & Services: 5.3%
3,800	BJ Services Co.	182,590
2,450	Nabors Industries Ltd.*#	123,480
2,850	Smith International, Inc.*	168,720
		474,790

Food & Drug Retailing: 2.2%
4,150	CVS Corp.	192,353

Healthcare Equipment & Supplies: 11.5%
2,850	Alcon, Inc.#	225,720
2,850	Guidant Corp.	206,597
9,650	St. Jude Medical, Inc.*	379,052
2,750	Zimmer Holdings, Inc.*	216,838
		1,028,207

Healthcare Providers & Services: 5.8%
5,850	UnitedHealth Group, Inc.	520,065

Hotels, Restaurants & Leisure: 1.6%
2,450	Carnival Corp.#	141,120

Household Durables: 1.9%
2,500	Pulte Homes, Inc.	165,200

Industrial Conglomerates: 2.1%
5,200	Tyco International Ltd.#	187,928

Internet & Catalog Retail: 1.9%
2,100	eBay, Inc.*	171,150

Internet Software & Services: 2.0%
4,950	Yahoo!, Inc.*	174,290

Investment Banking: 2.3%
1,900	Goldman Sachs Group, Inc.	204,915

IT Consulting & Services: 3.5%
5,000	Cognizant Technology Solutions Corp.*	189,500
4,050	Paychex, Inc.	123,485
		312,985

Media: 2.3%
6,800	EchoStar Communications Corp. - Class A*	207,468

Multiline Retail: 2.0%
3,816	Kohl's Corp.*	179,390

Pharmaceuticals: 9.0%
6,250	Forest Laboratories, Inc. - Class A*	259,562
2,800	Johnson & Johnson	181,160
12,700	Teva Pharmaceutical Industries, Ltd. - ADR	364,871
		805,593

Semiconductors: 1.6%
4,450	Broadcom Corp. - Class A*	141,644

Software: 5.5%
2,750	Cognos, Inc.*#	113,767
7,200	SAP AG - ADR	278,784
4,350	Symantec Corp.*	101,573
		494,124

Specialty Retail: 3.0%
4,650	Lowe's Companies, Inc.	265,003

Textiles, Apparel & Luxury Goods: 1.7%
3,900	Polo Ralph Lauren Corp.	151,905

Thrifts & Mortgage Finance: 4.5%
10,898	Countrywide Financial Corp.	403,226

TOTAL COMMON STOCKS
(cost $6,586,315)		8,721,266

MONEY MARKET INVESTMENTS: 3.7%

165,437	SEI Daily Income Treasury Fund	165,437
165,437	SEI Daily Income Trust Government Fund	165,437
		330,874
TOTAL MONEY MARKET INVESTMENTS
(cost $330,874)		330,874

TOTAL INVESTMENTS IN SECURITIES (Cost $6,917,189): 101.5%		9,052,140
Liabilities in Excess of Other Assets: (1.5%)		(130,922)
NET ASSETS: 100.0%		$8,921,218

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	American Depositary Receipt

PIC Select Growth Fund

SCHEDULE OF INVESTMENTS at January 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%

Automobiles & Motorcycles: 2.8%
7,800	Harley-Davidson, Inc.	$468,858

Biotechnology: 5.4%
13,500	Genentech, Inc.*	644,085
8,000	Gilead Sciences, Inc.*	264,800
		908,885

Chemicals: 2.3%
7,100	Monsanto Co.	384,323

Commercial Services & Supplies: 2.7%
5,900	Apollo Group, Inc. - Class A*	461,321

Communications Equipment: 6.1%
42,900	Cisco Systems, Inc.*	773,916
6,800	QUALCOMM, Inc.	253,232
		1,027,148

Consumer Finance: 6.6%
7,200	Capital One Financial Corp.	563,616
11,200	SLM Corp.	562,128
		1,125,744

Energy Equipment & Services: 3.4%
12,000	BJ Services Co.	576,600

Healthcare Equipment & Supplies: 10.4%
6,800	Guidant Corp.	492,932
19,500	St. Jude Medical, Inc.*	765,960
6,300	Zimmer Holdings, Inc.*	496,755
		1,755,647

Healthcare Providers & Services: 6.3%
12,000	UnitedHealth Group, Inc.	1,066,800

Industrial Conglomerates: 1.7%
7,800	Tyco International Ltd.#	281,892

Internet & Catalog Retail: 3.9%
8,200	eBay, Inc.*	668,300

Investment Banking: 5.1%
8,000	Goldman Sachs Group, Inc.	862,800

IT Consulting & Services: 2.1%
9,400	Cognizant Technology Solutions Corp.*	356,260

Media: 3.3%
18,200	EchoStar Communications Corp. - Class A*	555,282

Multiline Retail: 3.9%
13,900	Kohl's Corp.*	653,439

Pharmaceuticals: 11.7%
15,600	Forest Laboratories, Inc. - Class A*	647,868
7,900	Johnson & Johnson	511,130
28,800	Teva Pharmaceutical Industries, Ltd. - ADR	827,424
		1,986,422

Semiconductors: 3.9%
10,400	Broadcom Corp.*	331,032
2	Freescale Semiconductor, Inc. - Class B*	35
8,400	Maxim Integrated Products, Inc.	327,684
		658,751

Software: 6.0%
16,000	SAP AG - ADR	619,520
16,900	Symantec Corp.*	394,615
		1,014,135

Specialty Retail: 4.1%
12,300	Lowe's Companies, Inc.	700,977

Thrifts & Mortgage Finance: 6.4%
29,298	Countrywide Financial Corp.	1,084,026

TOTAL COMMON STOCKS
(cost $15,011,097)		16,597,610

MONEY MARKET INVESTMENTS: 4.0%

334,749	SEI Daily Income Treasury Fund	334,749
334,749	SEI Daily Income Trust Government Fund	334,749
		669,498
TOTAL MONEY MARKET INVESTMENTS
(cost $669,498)		669,498

TOTAL INVESTMENTS IN SECURITIES (Cost $6,917,189): 102.1%		17,267,108
Liabilities in Excess of Other Assets: (2.1%)		(347,475)
NET ASSETS: 100.0%		$16,919,633

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	American Depositary Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/Eric M. Banhazl
Eric M. Banhazl, President

Date  03/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  03/28/05

By (Signature and Title)* _/s/Douglas g. Hess__
Douglas G. Hess, Treasurer

Date  03/28/05_________________________

* Print the name and title of each signing officer under his or her signature.